Derivative Financial Liabilities (Details) - Schedule of Movement on the Earnout Shares - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement on the Earn-Out Shares [Abstract]
Fair value of Earnout Shares at the beginning of the year	$ 13,800	$ 15,470
Change in fair value	20,970	(1,670)
Transfer of the vested Earnout Shares to equity	(17,480)
Fair value of Earnout Shares at the end of year	$ 17,290	$ 13,800